ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued expenses and other current liabilities

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Advance from customers	7,731	6,742	978
Other accrued expenses (i)	52,478	53,060	7,693
Other tax payables	9,154	7,955	1,153

	69,363	67,757	9,824

(i)	Other accrued expenses represent accrued rental and overdue penalty interest (see Note 19).